Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) segment subsidiary office	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Number of offices | office	17
Number of wholly-owned subsidiaries | subsidiary	9
Number of wholly-owned statutory trust subsidiaries | subsidiary	2
Common stock, stock dividend, percentage		10.00%
Guarantee percentage of SBA Loan	90.00%
Number of reportable segments | segment	1
Goodwill | $	$ 1,500,000
Maximum
Property, Plant and Equipment [Line Items]
Fair value inputs, discount rate	10.00%
Maximum | Building
Property, Plant and Equipment [Line Items]
PP&E useful life	30 years
Maximum | Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
PP&E useful life	10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
PP&E useful life	5 years
Minimum
Property, Plant and Equipment [Line Items]
Value for real estate appraisal for OREO or substance foreclosure | $	$ 100,000
Fair value inputs, discount rate	6.00%
Minimum | Equipment
Property, Plant and Equipment [Line Items]
PP&E useful life	3 years